As filed with the Securities and Exchange           Registration No. 33-75988*
Commission February 22, 1996                        Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        Post-Effective Amendment No. 3 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


          X         on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485
        -----

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 33-75972; 33-76024; and 33-89858.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

       FORM N-4             PART A (PROSPECTUS)              LOCATION
       ITEM NO.
          1       Cover Page  . . . . . . . . . . . .    Cover Page

          2       Definitions . . . . . . . . . . . .    Definitions

          3       Synopsis or Highlights  . . . . . .    Prospectus Summary;
                                                         Fee Table

          4       Condensed Financial Information . .    Condensed Financial
                                                         Information

          5       General Description of Registrant,
                  Depositor, and Portfolio
                  Companies . . . . . . . . . . . . .    The Company; Variable
                                                         Annuity Account C;
                                                         The Funds

          6       Deductions and Expenses . . . . . .    Charges and
                                                         Deductions;
                                                         Distribution

          7       General Description of Variable
                  Annuity Contracts . . . . . . . . .    Purchase;
                                                         Miscellaneous

          8       Annuity Period  . . . . . . . . . .    Annuity Period

          9       Death Benefit . . . . . . . . . . .    Death Benefit During
                                                         Accumulation Period;
                                                         Death Benefit Payable
                                                         During the Annuity
                                                         Period

          10      Purchases and Contract Value. . . .    Purchase; Contract
                                                         Valuation

          11      Redemptions . . . . . . . . . . . .    Right to Cancel;
                                                         Withdrawals

          12      Taxes . . . . . . . . . . . . . . .    Tax Status

          13      Legal Proceedings . . . . . . . . .    Miscellaneous - Legal
                                                         Matters and
                                                         Proceedings

          14      Table of Contents of the
                  Statement of Additional
                  Information . . . . . . . . . . . .    Contents of the
                                                         Statement of
                                                         Additional
                                                         Information

       FORM N-4    PART B (STATEMENT OF ADDITIONAL)           LOCATION
       ITEM NO.              INFORMATION

          15      Cover Page  . . . . . . . . . . . .    Cover page

          16      Table of Contents . . . . . . . . .    Table of Contents

          17      General Information and History . .    General Information
                                                         and History

          18      Services  . . . . . . . . . . . . .    General Information
                                                         and History;
                                                         Independent Auditors

          19      Purchase of Securities Being
                  Offered . . . . . . . . . . . . . .    Offering and Purchase
                                                         of Contracts

          20      Underwriters  . . . . . . . . . . .    Offering and Purchase
                                                         of Contracts
          21      Calculation of Performance Data . .    Performance Data;
                                                         Average Annual Total
                                                         Return Quotations

          22      Annuity Payments  . . . . . . . . .    Annuity Payments

          23      Financial Statements  . . . . . . .    Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). There are two different types of Contracts: External Rollover Contracts and Internal Rollover Contracts. The Contracts are intended to qualify as Individual Retirement Annuities established under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"). (See "Purchase.")

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

 - Aetna Variable Fund                  - Fidelity VIP Equity-Income
 - Aetna Income Shares                  Portfolio
 - Aetna Variable Encore Fund           - Fidelity VIP Growth Portfolio
 - Aetna Investment Advisers Fund,      - Fidelity VIP Overseas Portfolio
 Inc.                                   - Janus Aspen Aggressive Growth
 - Aetna Ascent Variable Portfolio      Portfolio
 - Aetna Crossroads Variable Portfolio  - Janus Aspen Balanced Portfolio
 - Aetna Legacy Variable Portfolio      - Janus Aspen Growth Portfolio
 - Alger American Growth Portfolio      - Janus Aspen Short-Term Bond
 - Alger American Small Cap Portfolio   Portfolio
 - Fidelity VIP II Contrafund           - Janus Aspen Worldwide Growth
 Portfolio                              Portfolio
                                        - Scudder International Portfolio
                                        - TCI Growth (a Twentieth Century
                                        fund)

The Credited Interest Options currently available under the Contract are the Guaranteed Interest Account, the Fixed Account, the Guaranteed Accumulation Account and the Fixed Account with Market Value Adjustment (the "MVA Fixed Account"). Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus and additional information concerning the Guaranteed Accumulation Account and the MVA Fixed Account is contained in a separate prospectus. The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 14 of this Prospectus. An SAI may be obtained by indicating the request on the Application, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS, THE GUARANTEED ACCUMULATION ACCOUNT AND THE MVA FIXED ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
                                     1996.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS..........................................................................     DEFINITIONS - 1
PROSPECTUS SUMMARY...................................................................         SUMMARY - 1
FEE TABLE............................................................................       FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION......................................................     AUV HISTORY - 1
THE COMPANY..........................................................................                   1
VARIABLE ANNUITY ACCOUNT C...........................................................                   1
INVESTMENT OPTIONS...................................................................                   1
    The Funds........................................................................                   1
    Credited Interest Options........................................................                   3
PURCHASE.............................................................................                   3
    Contract Availability............................................................                   3
    Contract Purchase................................................................                   4
    Purchase Payments................................................................                   4
    Right to Cancel..................................................................                   4
CHARGES AND DEDUCTIONS...............................................................                   4
    Daily Deductions from the Separate Account.......................................                   4
    Maintenance Fee..................................................................                   5
    Deferred Sales Charge............................................................                   5
    Fund Expenses....................................................................                   6
    Premium and Other Taxes..........................................................                   6
CONTRACT VALUATION...................................................................                   6
    Contract Value...................................................................                   6
    Accumulation Units...............................................................                   6
    Net Investment Factor............................................................                   7
TRANSFERS............................................................................                   7
    Dollar Cost Averaging Program....................................................                   7
WITHDRAWALS..........................................................................                   8
    Reinvestment Privilege...........................................................                   8
ADDITIONAL WITHDRAWAL OPTIONS........................................................                   8
DEATH BENEFIT DURING ACCUMULATION PERIOD.............................................                   9
ANNUITY PERIOD.......................................................................                   9
    Annuity Period Elections.........................................................                   9
    Annuity Options..................................................................                  10
    Annuity Payments.................................................................                  10
    Charges Deducted During the Annuity Period.......................................                  11
    Death Benefit Payable During the Annuity Period..................................                  11
TAX STATUS...........................................................................                  11
    Introduction.....................................................................                  11
    Taxation of the Company..........................................................                  12
    Contracts Used with Certain Retirement Plans.....................................                  12
    Individual Retirement Annuities and Simplified Employee Pension Plans............                  12

MISCELLANEOUS........................................................................                  13
    Distribution.....................................................................                  13
    Delay or Suspension of Payments..................................................                  13
    Performance Reporting............................................................                  13
    Voting Rights....................................................................                  13
    Modification of the Contract.....................................................                  14
    Legal Matters and Proceedings....................................................                  14
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................................                  15
APPENDIX I--GUARANTEED INTEREST ACCOUNT..............................................                  15
APPENDIX II--FIXED ACCOUNT...........................................................                  16
APPENDIX III--GUARANTEED ACCUMULATION ACCOUNT........................................                  17
APPENDIX IV--FIXED ACCOUNT WITH MARKET VALUE ADJUSTMENT..............................
APPENDIX V--FEDERAL INCOME TAX SUMMARY FOR IRAS......................................                  18

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following terms are defined as they are used in this Prospectus:

ACCUMULATION PERIOD: The period during which Purchase Payment(s) credited to the Contract are invested to fund future annuity payments.

ACCUMULATION UNIT: A measure of the value of each Subaccount before annuity payments begin.

ANNUITANT: The person on whose life or life expectancy the annuity payments are based.

ANNUITY: A series of payments for life, a definite period or a combination of the two.

ANNUITY DATE: The date on which annuity payments begin.

ANNUITY PERIOD: The period during which annuity payments are made.

ANNUITY UNIT: A measure of the value of each Subaccount selected during the Annuity Period.

BENEFICIARY(IES): The person or persons identified on the application who are to receive any death benefit proceeds payable under the Contract.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY (WE, US): Aetna Life Insurance and Annuity Company.

CONTRACT: The individual deferred, variable annuity contracts offered by this Prospectus.

CONTRACT HOLDER (YOU): The person to whom the Contract is issued.

CONTRACT VALUE: The dollar value of amounts held under the Contract as of any Valuation Date during the Accumulation Period.

CONTRACT YEAR: The period of 12 months measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date.

CREDITED INTEREST OPTIONS: The fixed interest options available under the Contract. The Credited Interest Options currently consist of the Guaranteed Interest Account, the Fixed Account and the Guaranteed Accumulation Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Contract Value.

FUND(S): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

HOME OFFICE: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

PURCHASE PAYMENT(S): The gross payment(s) made to the Company under a Contract.

SEPARATE ACCOUNT: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

SUBACCOUNT(S): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

VALUATION DATE: The date and time at which the value of the Subaccount is calculated. Currently, this calculation occurs at the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACTS OFFERED

    The Contracts described in this Prospectus are individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). There are two types of Contracts currently offered through this
Prospectus: (1) 1994 External Rollover Contracts (if you are a new customer), and (2) 1994 Internal Rollover Contracts (if you have an existing Contract or retirement account established with the Company or one of our affiliates) (collectively referred to as "1994 Contracts"). In New York, this Contract is available only to individuals who have retirement accounts established with the Company under the Company's Multiple Asset Portfolio contract, as a 1994 Internal Rollover Contract. Additionally, this Prospectus also describes 1992 Contracts (External Rollover and Internal Rollover) that were discontinued for new sales during 1994 ("1992 Contracts"). The Contracts are intended to qualify as Individual Retirement Annuities under Section 408(b) of the Code. The Contracts will accept annual contributions to a Simplified Employee Pension Plan
(SEP). The Contracts can also accept transfers or rollovers from another Individual Retirement Annuity, an Individual Retirement Account under Section 408(a) of the Code, a tax-deferred annuity under Section 403(b) of the Code or a qualified pension or profit sharing plan under 401(a) of the Code.

    These Contracts may be purchased by completing the proper application form and submitting it to the Distributor. (See "Contract Purchase.")

FREE LOOK PERIOD

    You may cancel the Contract no later than 10 days after you receive it (or as otherwise allowed by state law) by returning it to the Company with a written notice of cancellation. We will produce a refund not later than seven days after we receive the Contract and the written notice at our Home Office. Cancellations requested after a customer receives the Contract will consist of a refund of the Purchase Payment. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

    The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein, as you designate. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

    The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest that may vary periodically in the Company's discretion. The fixed options available under the Contract are the Guaranteed Interest Account, the Fixed Account, the Guaranteed Accumulation Account and the MVA Fixed Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

    Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative expense charge), as well as any annual maintenance fee, transfer fees, and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Contract Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

    Prior to the Annuity Date, and subject to certain limitations, Contract Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See Appendices I, II and III for a full description of the restrictions applicable to transfers from the Credited Interest Options.) (See "Transfers.")

--------------------------------------------------------------------------------
                                  SUMMARY - 1

WITHDRAWALS

    All or a part of the Contract Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. The withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

    The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

DEATH BENEFIT

    A death benefit is payable if you die before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Contract Value. Until the election of a method of payment, the Contract Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

    After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

    On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

    Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

    Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

 -  Write to:                                Aetna Life Insurance and Annuity Company
                                             151 Farmington Avenue
                                             Hartford, Connecticut 06156-1258
                                             Attention: Customer Service

 -  Call Customer Service:                   1-800-531-4547 (for Contract Values, automated
                                             transfers or changes in allocation call:
                                             1-800-262-3862)

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contract. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

DIRECT CHARGES. These charges are deducted directly from the Contract Value. They include a Deferred Sales Charge, an Annual Maintenance Fee and an Allocation and Transfer fee, each of which is described below:

     DEFERRED SALES CHARGE. The deferred sales charge is deducted as a percentage of the amount withdrawn and varies depending on the type of Contract you own and whether the Purchase Payments were transferred from an existing contract issued by us or one of our affiliates.

        - SCHEDULE A illustrates deferred sales charges for internal transfers from contracts issued by the Company under pension or profit sharing retirement plans or tax-deferred annuity plans. (For 1992 Contracts, this schedule applies only if you have not been subject to a deferred sales charge under the prior contract.) It also applies to all internal transfers from Contracts issued by Aetna Life Insurance Company. The deferred sales charge is based on the number of completed Contract Years since the date of initial payment to the new Contract. This Schedule also applies to all sales of the Contract in New York.

        - SCHEDULE B illustrates deferred sales charges for 1992 Contracts for internal transfers from contracts issued by the Company where you have been, or still are, subject to a deferred sales charge. The deferred sales charge is based on the number of completed Contract Years since the initial payment to the predecessor Contract.

        - SCHEDULE C illustrates deferred sales charges for 1994 Contracts for internal transfers from IRA or SEP Contracts issued by the Company where you have been, or still are, subject to a deferred sales charge. The Contract Holder enters the deferred sales charge schedule at the percentage point corresponding to the deferred sales charge applicable under the predecessor Contract at the time of the exchange, and continues from that point in the schedule. This Schedule also illustrates all deferred sales charges for 1992 and 1994 Contracts not covered by Schedule A or Schedule C (i.e., purchases not connected with an internal transfer).

      Your Contract Schedule page shows the Deferred Sales Charge Schedule that applies to you. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Contract. The Deferred Sales Charge is calculated as follows:

             SCHEDULE A
COMPLETED CONTRACT    DEFERRED SALES
       YEARS         CHARGE DEDUCTION
-------------------  ----------------
Less than 1                 1%
1 or more                   0%

--------------------------------------------------------------------------------
                                 FEE TABLE - 1

                        SCHEDULE B
           COMPLETED CONTRACT              DEFERRED SALES
                 YEARS                    CHARGE DEDUCTION
----------------------------------------  ----------------
Less than 5                                      5%
5 or more but less than 6                        4%
6 or more but less than 7                        3%
7 or more but less than 8                        2%
8 or more but less than 9                        1%
9 or more                                        0%


                        SCHEDULE C
           COMPLETED CONTRACT              DEFERRED SALES
                 YEARS                    CHARGE DEDUCTION
----------------------------------------  ----------------
Less than 2                                      6%
2 or more but less than 3                        5%
3 or more but less than 4                        4%
4 or more but less than 5                        3%
5 or more but less than 6                        2%
6 or more but less than 7                        1%
7 or more                                        0%

ANNUAL CONTRACT MAINTENANCE FEE. The maintenance fee will generally be.....................  $   25.00
deducted annually from each Contract. For Contract Values of $10,000 or greater, the maintenance fee will be $0.
ALLOCATION AND TRANSFER FEES. The Company currently allows an unlimited....................  $       0
number of transfers or allocation changes without charge. However, we reserve the right to assess a fee of $10.00 for each transfer in excess of
12 made during each Contract Year. (See "Transfers and Allocation
Changes.")

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to your Contract Value. They include:

MORTALITY AND EXPENSE RISK CHARGE. This illustrates the maximum mortality..................      1.25%
and expense risk charge that can be deducted under the Contract. For the
1994 Contracts, the charge may be reduced to 1.15% under certain circumstances. (See "Charges and Deductions.")

ADMINISTRATIVE EXPENSE CHARGE. We currently do not impose an administrative................      0.00%
expense charge. However, we reserve the right to deduct a daily charge from the Subaccounts, equivalent on an annual basis to not more than
0.25%.
                                                                                             ---------
TOTAL SEPARATE ACCOUNT EXPENSES                                                                  1.25%

--------------------------------------------------------------------------------
                                 FEE TABLE - 2

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from your Contract Value. (Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1995.)

                                           INVESTMENT        OTHER
                                            ADVISORY       EXPENSES
                                            FEES(1)         (AFTER      TOTAL FUND
                                         (AFTER EXPENSE     EXPENSE       ANNUAL
                                         REIMBURSEMENT)   REIMBURSEMENT)  EXPENSES
                                         --------------   -----------   -----------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio(2)
 Aetna Crossroads Variable Portfolio(2)
 Aetna Legacy Variable Portfolio(2)
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Fidelity VIP II Contrafund
  Portfolio(2)
 Fidelity VIP Equity-Income
  Portfolio(3)
 Fidelity VIP Growth Portfolio(3)
 Fidelity VIP Overseas Portfolio
 Janus Aspen Aggressive Growth
  Portfolio(4)
 Janus Aspen Balanced Portfolio(4)
 Janus Aspen Growth Portfolio(4)
 Janus Aspen Short-Term Bond
  Portfolio(4)
 Janus Aspen Worldwide Growth
  Portfolio(4)
 Scudder International Portfolio
 TCI Growth(5)

------------------------
(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) This Fund has only limited operating history; therefore the expenses are estimated for the current fiscal year.
(3) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been _____% for the Equity-Income Portfolio and ______% for the Growth Portfolio.
(4) The expense figures shown are net of certain expense waivers from Janus Capital Corporation. Without such waivers, Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1994 would have been: _____%, _____%, and _____%, respectively, for Janus Aspen Balanced Portfolio; _____%, _____% and
    _____%,  respectively, for Janus Aspen  Growth Portfolio; _____%, _____% and
    _____%, respectively, for Janus Aspen Short-Term Bond Portfolio; and _____%,
    _____% and _____%, respectively, for Janus Aspen Worldwide Growth Portfolio.
(5) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses.

--------------------------------------------------------------------------------
                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS  EXAMPLE  IS   PURELY  HYPOTHETICAL.   IT  SHOULD  NOT   BE  CONSIDERED   A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $25.00 that can be deducted under the Contract has been converted to a percentage of assets equal to _____%.

                                           IF YOU WITHDRAW YOUR ENTIRE  CONTRACT   IF  YOU WITHDRAW YOUR ENTIRE CONTRACT
                                           VALUE  AT  THE  END  OF  THE  PERIODS   VALUE  AT  THE  END  OF  THE  PERIODS
                                           SHOWN, YOU  WOULD PAY  THE  FOLLOWING   SHOWN,  YOU  WOULD PAY  THE FOLLOWING
                                           EXPENSES,  INCLUDING  ANY  APPLICABLE   EXPENSES,  INCLUDING  ANY  APPLICABLE
                                           DEFERRED SALES CHARGE ASSESSED  UNDER   DEFERRED  SALES CHARGE ASSESSED UNDER
                                           SCHEDULE A:                             SCHEDULE B:

                                                         EXAMPLE A                               EXAMPLE B
                                           -------------------------------------   -------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio
 Aetna Crossroads Variable Portfolio
 Aetna Legacy Variable Portfolio
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP Overseas Portfolio
 Janus Aspen Aggressive Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Short-Term Bond Portfolio
 Janus Aspen Worldwide Growth Portfolio
 Scudder International Portfolio
 TCI Growth

--------------------------------------------------------------------------------
                                 FEE TABLE - 4

                                           IF YOU WITHDRAW YOUR ENTIRE  CONTRACT
                                           VALUE  AT  THE  END  OF  THE  PERIODS   IF YOU DO NOT WITHDRAW YOUR  CONTRACT
                                           SHOWN,  YOU  WOULD PAY  THE FOLLOWING   VALUE, OR IF YOU ANNUITIZE DURING THE
                                           EXPENSES,  INCLUDING  ANY  APPLICABLE   PERIODS  SHOWN,  YOU  WOULD  PAY  THE
                                           DEFERRED SALES CHARGE ASSESSED  UNDER   FOLLOWING EXPENSES (NO DEFERRED SALES
                                           SCHEDULE C:                             CHARGE IS REFLECTED):*

                                                         EXAMPLE C                               EXAMPLE D
                                           -------------------------------------   -------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio
 Aetna Crossroads Variable Portfolio
 Aetna Legacy Variable Portfolio
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP Overseas Portfolio
 Janus Aspen Aggressive Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Short-Term Bond Portfolio
 Janus Aspen Worldwide Growth Portfolio
 Scudder International Portfolio
 TCI Growth

--------------------------
* This Example would not apply if a nonlifetime variable annuity option is selected and a lump sum settlement is requested within three years (for 1992 Contracts) or 5 years (for 1994 Contracts) after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (See Example A, B or C, as applicable.)

--------------------------------------------------------------------------------
                                 FEE TABLE - 5

                        CONDENSED FINANCIAL INFORMATION
       (FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT
                           ANNUAL EXPENSES OF 1.25%)*
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE TWO YEARS ENDED DECEMBER 31, 1995 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                                          1995                1994
                                                                                     ---------------     ---------------
AETNA VARIABLE FUND
Value at beginning of period                                                                                   $11.020
Value at end of period                                                                                         $10.778
Increase (decrease) in value of accumulation unit(1)                                                             (2.20)%(2)
Number of accumulation units outstanding at end of period                                                      602,838
AETNA INCOME SHARES
Value at beginning of period                                                                                   $10.905
Value at end of period                                                                                         $10.360
Increase (decrease) in value of accumulation unit(1)                                                             (5.00)%(2)
Number of accumulation units outstanding at end of period                                                      148,193
AETNA VARIABLE ENCORE FUND
Value at beginning of period                                                                                   $10.241
Value at end of period                                                                                         $10.528
Increase (decrease) in value of accumulation unit(1)                                                              2.80  %(2)
Number of accumulation units outstanding at end of period                                                      334,746
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                                                                   $11.057
Value at end of period                                                                                         $10.868
Increase (decrease) in value of accumulation unit(1)                                                             (1.71)%(2)
Number of accumulation units outstanding at end of period                                                      261,895
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                                                                                   $ 9.959
Value at end of period                                                                                         $ 9.437
Increase (decrease) in value of accumulation unit(1)                                                             (5.24)%(2)
Number of accumulation units outstanding at end of period                                                      208,784
FIDELITY EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                                                   $10.000
Value at end of period                                                                                         $10.403
Increase (decrease) in value of accumulation unit(1)                                                              4.03  %(3)
Number of accumulation units outstanding at end of period                                                      100,574
FIDELITY GROWTH PORTFOLIO
Value at beginning of period                                                                                   $10.000
Value at end of period                                                                                         $10.472
Increase (decrease) in value of accumulation unit(1)                                                              4.72  %(3)
Number of accumulation units outstanding at end of period                                                      121,070
FIDELITY OVERSEAS PORTFOLIO
Value at beginning of period                                                                                   $10.000
Value at end of period                                                                                         $ 9.474
Increase (decrease) in value of accumulation unit(1)                                                             (5.26)%(3)
Number of accumulation units outstanding at end of period                                                       54,387
SCUDDER INTERNATIONAL PORTFOLIO
Value at beginning of period                                                                                   $12.957
Value at end of period                                                                                         $12.687
Increase (decrease) in value of accumulation unit(1)                                                             (2.08)%(2)
Number of accumulation units outstanding at end of period                                                      187,169
TCI GROWTH
Value at beginning of period                                                                                   $12.069
Value at end of period                                                                                         $11.781
Increase (decrease) in value of accumulation unit(1)                                                             (2.39)%(2)
Number of accumulation units outstanding at end of period                                                      139,235

* This Table applies to all Internal Rollover Contracts issued on or after March 23, 1994 and all External Rollover Contracts issued on or after March 29, 1994.

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during April 1994.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during May 1994.

--------------------------------------------------------------------------------
                                AUV HISTORY - 1

                        CONDENSED FINANCIAL INFORMATION
      (FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15%) (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED  FINANCIAL INFORMATION  PRESENTED BELOW  FOR THE  TWO YEARS  ENDED
DECEMBER 31, 1995 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                                          1995                1994
                                                                                     ---------------     ---------------
AETNA VARIABLE FUND
Value at beginning of period                                                                                   $10.875
Value at end of period                                                                                         $10.791
Increase (decrease) in value of accumulation unit(1)                                                             (0.77)%(3)
Number of accumulation units outstanding at end of period                                                      110,420
AETNA INCOME SHARES
Value at beginning of period                                                                                   $10.367
Value at end of period                                                                                         $10.373
Increase (decrease) in value of accumulation unit(1)                                                              0.06  %(3)
Number of accumulation units outstanding at end of period                                                       16,110
AETNA VARIABLE ENCORE FUND
Value at beginning of period                                                                                   $10.484
Value at end of period                                                                                         $10.541
Increase (decrease) in value of accumulation unit(1)                                                              0.54  %(4)
Number of accumulation units outstanding at end of period                                                        9,736
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                                                                   $10.951
Value at end of period                                                                                         $10.880
Increase (decrease) in value of accumulation unit(1)                                                             (0.65)%(4)
Number of accumulation units outstanding at end of period                                                       49,333
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                                                                                   $ 9.202
Value at end of period                                                                                         $ 9.450
Increase (decrease) in value of accumulation unit(1)                                                              2.70  %(2)
Number of accumulation units outstanding at end of period                                                       22,052
FIDELITY EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                                                   $10.000
Value at end of period                                                                                         $10.409
Increase (decrease) in value of accumulation unit(1)                                                              4.09  %(2)
Number of accumulation units outstanding at end of period                                                       43,852
FIDELITY GROWTH PORTFOLIO
Value at beginning of period                                                                                   $10.000
Value at end of period                                                                                         $10.479
Increase (decrease) in value of accumulation unit(1)                                                              4.79  %(4)
Number of accumulation units outstanding at end of period                                                       32,592
FIDELITY OVERSEAS PORTFOLIO
Value at beginning of period                                                                                   $10.000
Value at end of period                                                                                         $ 9.480
Increase (decrease) in value of accumulation unit(1)                                                             (5.20)%(4)
Number of accumulation units outstanding at end of period                                                        5,098
SCUDDER INTERNATIONAL PORTFOLIO
Value at beginning of period                                                                                   $13.433
Value at end of period                                                                                         $12.701
Increase (decrease) in value of accumulation unit(1)                                                             (5.45)%(2)
Number of accumulation units outstanding at end of period                                                       23,840
TCI GROWTH
Value at beginning of period                                                                                   $11.910
Value at end of period                                                                                         $11.794
Increase (decrease) in value of accumulation unit(1)                                                             (0.97)%(3)
Number of accumulation units outstanding at end of period                                                        4,486

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.

(4) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

                        CONDENSED FINANCIAL INFORMATION
                  (1992 CONTRACTS ISSUED PRIOR TO MARCH 1994)*
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE YEARS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 1995 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 1995             1994             1993             1992             1991
                                             ------------     ------------     ------------     ------------     ------------

AETNA VARIABLE FUND
Value at beginning of period                                      $107.925         $102.383          $97.165          $77.845
Value at end of period                                            $105.558         $107.925         $102.383          $97.165
Increase (decrease) in value of
 accumulation unit(1)                                                (2.19)%           5.41%            5.37%           24.82%
Number of accumulation units outstanding
 at end of period                                               13,966,072       21,148,863       24,201,565       20,948,226

AETNA INCOME SHARES
Value at beginning of period                                       $42.283          $39.038          $36.789          $31.192
Value at end of period                                             $40.173          $42.283          $39.038          $36.789
Increase (decrease) in value of
 accumulation unit(1)                                                (4.99)%           8.31%            6.11%           17.94%
Number of accumulation units outstanding
 at end of period                                                5,108,720        8,210,666        8,507,292        7,844,412

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                       $35.282          $34.619          $33.812          $32.138
Value at end of period                                             $36.271          $35.282          $34.619          $33.812
Increase (decrease) in value of
 accumulation unit(1)                                                 2.80%            1.92%            2.39%            5.21%
Number of accumulation units outstanding
 at end of period                                                3,679,802        5,086,515        7,534,662        8,430,082

AETNA INVESTMENT
 ADVISERS FUND, INC.
Value at beginning of period                                       $14.519          $13.379          $12.736          $10.896
Value at end of period                                             $14.270          $14.519          $13.379          $12.736
Increase (decrease) in value of
 accumulation unit(1)                                                (1.71)%           8.52%            5.05%           16.89%
Number of accumulation units outstanding
 at end of period                                               21,990,186       30,784,750       34,802,433       22,898,099

TCI GROWTH
Value at beginning of period                                       $10.463          $10.000(3)
Value at end of period                                             $10.213          $10.463
Increase (decrease) in value of
 accumulation unit(1)                                                (2.39)%           4.63%
Number of accumulation units outstanding
 at end of period                                               12,096,731       12,272,152

                                                 1990             1989             1988             1987             1986
                                             ------------     ------------     ------------     ------------     ------------
AETNA VARIABLE FUND
Value at beginning of period                      $76,311          $59.871          $52.885          $50.760          $43.205
Value at end of period                            $77.845          $76.311          $59.871          $52.885          $50.760
Increase (decrease) in value of
 accumulation unit(1)                                2.01%           27.46%           13.21%            4.19%           17.49%
Number of accumulation units outstanding
 at end of period                              18,362,906       17,142,820       16,455,396       16,497,406       16,578,251
AETNA INCOME SHARES
Value at beginning of period                      $28.943          $25.574          $24.061          $23.308          $20.703
Value at end of period                            $31.192          $28.943          $25.574          $24.061          $23.308
Increase (decrease) in value of
 accumulation unit(1)                                7.77%           13.17%            6.29%            3.23%           12.58%
Number of accumulation units outstanding
 at end of period                               6,984,793        6,202,834        5,955,293        5,372,271        6,188,470
AETNA VARIABLE ENCORE FUND
Value at beginning of period                      $30.012          $27.783          $26.171          $24.812          $23.504
Value at end of period                            $32.138          $30.012          $27.783          $26.171          $24.812
Increase (decrease) in value of
 accumulation unit(1)                                7.08%            8.02%            6.16%            5.48%            5.57%
Number of accumulation units outstanding
 at end of period                              10,220,110        8,286,033        8,154,644        7,326,151        6,692,947
AETNA INVESTMENT
 ADVISERS FUND, INC.
Value at beginning of period                      $10.437          $10.000(2)
Value at end of period                            $10.896          $10.437
Increase (decrease) in value of
 accumulation unit(1)                                4.40%            4.37%
Number of accumulation units outstanding
 at end of period                              17,078,985        9,535,986
TCI GROWTH
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period

* This Table applies to 1992 Internal Rollover Contracts issued prior to March 23, 1994 and 1992 External Rollover Contracts issued prior to March 29, 1994.

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.

--------------------------------------------------------------------------------
                                AUV HISTORY - 3

                                  THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

    The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company, a diversified financial services company.

                           VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under the federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

    Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

    Purchase  Payments may  be allocated  to one or  more of  the Subaccounts as
designated  on  the  application.  In  turn,  the  Subaccounts  invest  in   the
corresponding Funds at net asset value.

    The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

    The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

-AETNA VARIABLE FUND seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

-AETNA INCOME SHARES seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

-AETNA VARIABLE ENCORE FUND seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

-AETNA INVESTMENT ADVISERS FUND, INC. is a managed fund which seeks to  maximize
 investment   return  consistent   with  reasonable   safety  of   principal  by

--------------------------------------------------------------------------------
 investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

-ALGER AMERICAN FUND--ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities which have a market capitalization of $1 billion or greater.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks capital return through investment in common stock of smaller companies offering the potential for significant price gain. The Portfolio invests at least 65% of its net assets in equity securities of companies that have total market capitalization of less than $1 billion at the time of purchase.(2)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II--CONTRAFUND PORTFOLIO seeks maximum total return over the long term by investing in securities of companies that are undervalued or out-of-favor.(3)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--GROWTH PORTFOLIO seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(3)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND--OVERSEAS PORTFOLIO seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(3)

-JANUS  ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO  is a NONDIVERSIFIED portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of ____ included companies with capitalizations between approximately ____ and ____, but which is expected to change on a regular basis.(4)

-JANUS   ASPEN  SERIES--BALANCED  PORTFOLIO   seeks  long-term  capital  growth,
 consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities.(4)

-JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(4)

-JANUS ASPEN SERIES--SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short-and intermediate-term fixed income securities.(4)

-JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(4)

--------------------------------------------------------------------------------

-SCUDDER VARIABLE LIFE INVESTMENT FUND-- INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(5)

-TCI PORTFOLIOS, INC.--TCI GROWTH (A TWENTIETH CENTURY FUND) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(6)

Investment Advisers for each of the Funds:
 (1) Aetna Life Insurance and Annuity Company
 (2) Fred Alger Management, Inc.
 (3) Fidelity Management & Research Company
 (4) Janus Capital Corporation
 (5) Scudder, Stevens & Clark, Inc.
 (6) Investors Research Corporation

    RISKS ASSOCIATED WITH INVESTMENT IN THE FUNDS. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

    More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

    CONFLICTS OF INTEREST (MIXED AND SHARED FUNDING). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

    Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

    Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below.

- The Guaranteed Interest Account is a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. (See Appendix I.)

- The Fixed Account is also a part of the Company's general account. The Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

- The Guaranteed Accumulation Account (GAA) is a Credited Interest Option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix III.)

- The Fixed Account with Market Value Adjustment ("MVA Fixed Account") guarantees a minimum interest rate, as specified in the Contract, subject to a market value adjustment upon withdrawal. Transfers and withdrawals from this option are limited. (See Appendix IV.)

--------------------------------------------------------------------------------

                                    PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY

    The Contracts described in this Prospectus are intended to be used as Individual Retirement Annuities. The Contracts will accept annual contributions to an IRA including contributions pursuant to the provisions of a Simplified Employee Pension Plan ("SEP"). The Contracts can also accept transfers and rollovers from other Individual Retirement Annuities/Individual Retirement Accounts, as well as tax deferred annuities and qualified pension/profit sharing plans under Section 401(a) of the Code.

CONTRACT PURCHASE

    These Contracts may be purchased by completing the proper application form and submitting it to the Company. The Company must accept or reject the application within two business days of receipt. If the application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder, pending acceptance of the application.

PURCHASE PAYMENTS

    The initial Purchase Payment is credited at the Accumulation Unit Value for the Valuation Period in which the Purchase Payment and an application, in good order, are received at the Company's Home Office. Subsequent Purchase Payments (if any) are credited to the Contract at the Accumulation Unit value(s) determined on the next Valuation Date following our receipt of such Purchase Payment.

    The minimum initial rollover amount required to establish a Contract is $1,500. The Contract may accept additional rollovers and/or Purchase Payments as long as they meet the minimum amount established from time to time by us. Installment Purchase Payments must be at least $85 per month or $1,000 annually. (Monthly installments must be made via Automatic Bank Check Plan.)

    The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. (See Appendix V.)

    ALLOCATION OF PURCHASE PAYMENTS. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder on the application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.")

RIGHT TO CANCEL

    You may cancel the Contract no later than 10 days after you receive it (or as otherwise allowed by state law) by returning it to the Company with a written notice of cancellation. We will produce a refund not later than seven days after we receive the Contract and the written notice at our Home Office. Cancellations requested after a customer receives the Contract will consist of a refund of the Purchase Payment.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

    MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The Charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. Under the 1994 Contracts, the Company will reduce the charge to 1.15% provided one of the following conditions are met: (1) the Contract has remained in the Accumulation Period for 10 years following the initial Purchase Payment; or (2) if $250,000 or more is applied as the initial Purchase Payment; or (3) if the Contract's Value at the Contract Year anniversary is at least $250,000. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

--------------------------------------------------------------------------------

    If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

    ADMINISTRATIVE EXPENSE CHARGE. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

    Under the Contract, the amount of the administrative expense charge may be an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

    During the Accumulation Period, the Company will deduct an annual maintenance fee from the Contract Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Contracts.

    The maintenance fee under the Contract is $25. The maintenance fee is determined annually based on the Contract Value on the last day of the Contract Year. If the Contract Value is $10,000 or greater, the annual maintenance fee is zero. The maintenance fee will be deducted on a pro rata basis from each Subaccount in which you have an interest.

DEFERRED SALES CHARGE

    Withdrawals of all or a portion of the Contract Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts and the Credited Interest Options in which you have an interest. As set forth in the tables below, the length of the deferred sales charge schedule will vary depending on the type of Contract.

    SCHEDULE A applies to 1994 Contracts established with amounts that were transferred or rolled over from an existing Contract issued by the Company where you have participated under a pension or profit sharing retirement plan or a tax-deferred annuity plan, and to 1992 Contracts established with amounts transferred from such contracts only where you have not been subject to a deferred sales charge under the prior Contract. It also applies to all Contracts established with amounts that were transferred from an existing contract issued by Aetna Life Insurance Company (one of our affiliates) and all sales of the Contract in New York. The deferred sales charge is based on the number of completed Contract Years since the date of initial payment to the new Contract.

                SCHEDULE A
    COMPLETED CONTRACT    DEFERRED SALES
           YEARS         CHARGE DEDUCTION
    -------------------  ----------------
    Less than 1                 1%
    1 or more                   0%

    SCHEDULE B applies to 1992 Contracts established with amounts that were transferred from an existing Contract issued by the Company where the Contract Holder has been, or still is, subject to a deferred sales charge. The beginning deferred sales charge will correspond to the deferred sales charge applicable under the predecessor contract to determine completed Contract Years.

                         SCHEDULE B
  COMPLETED CONTRACT                         DEFERRED SALES
  YEARS                                     CHARGE DEDUCTION
  ----------------------------------------  ----------------
  Less than 5                                      5%
  5 or more but less than 6                        4%
  6 or more but less than 7                        3%
  7 or more but less than 8                        2%
  8 or more but less than 9                        1%
  9 or more                                        0%

    SCHEDULE C applies to 1994 Contracts established with amounts that were transferred from an IRA or SEP Contract issued by us where you have been, or still are, subject to a deferred sales charge. The Contract Holder enters the deferred sales charge schedule at the percentage point corresponding to the deferred sales charge applicable under the predecessor contract at the time of the exchange, and continues from that point in the

--------------------------------------------------------------------------------

Schedule. Schedule B also applies to all new purchases that are not covered by Schedule A or Schedule C (i.e., purchase not connected with an internal transfer).

                         SCHEDULE C
  COMPLETED CONTRACT                         DEFERRED SALES
  YEARS                                     CHARGE DEDUCTION
  ----------------------------------------  ----------------
  Less than 2                                      6%
  2 or more but less than 3                        5%
  3 or more but less than 4                        4%
  4 or more but less than 5                        3%
  5 or more but less than 6                        2%
  6 or more but less than 7                        1%
  7 or more                                        0%

    A deferred sales charge will not be deducted from any portion of the Contract Value if the withdrawal is:

- applied to provide Annuity benefits;

- paid due to your death;

- withdrawn due to the election of an Additional Withdrawal Option (see "Additional Withdrawal Options");

- paid where the Contract Value is $2,500 or less and no amount has been withdrawn from that Contract, within the prior 12 months;

- paid in an amount of 10% or less of the current Contract Value. This applies only to the first partial withdrawal in each calendar year. The 10% amount will be calculated using the Contract Value on the date the request is received in good order at our Home Office. When an Additional Withdrawal Option is elected, this provision includes any amounts paid under that election. This provision is available only if you are at least age 59 1/2. It does not apply to full withdrawals, unless required by state law; or

- withdrawn under Contracts issued in those states where we are required by law to allow for the first 10% of the first withdrawal request in a calendar year to be free of any deferred sales charge if you are 59 1/2 years old or older.

    The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Contract. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company, which are attributable, in part, to mortality and expense risk charges under the Contract described above.

FUND EXPENSES

    Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or
"management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

    Several states and municipalities impose a premium tax on annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

    Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based upon our determination of when such tax is due. We will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our annuity purchase rates for residents of such municipalities.

                               CONTRACT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT VALUE

    Until the Annuity Date, the Contract Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Contract Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

--------------------------------------------------------------------------------

ACCUMULATION UNITS

    The value of your interest in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

    Initial Purchase Payments will be credited to your Contract as described under "Purchase Payments." Each subsequent Purchase Payment (or amount transferred) will be credited to your Contract at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

    The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount, divided by

(d)  the AUV of the Subaccount on the preceding Valuation Date, minus

(e) a daily charge at the annual effective rate of 1.25% (or 1.15%, as applicable) for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

    The net investment rate may be either positive or negative.

                                   TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    At any time prior to the Annuity Date, you can transfer amounts held under your Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract.

    The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. However, the Company reserves the right to impose an additional fee if more than 12 such changes are made in any calendar year. The total number of investment options that you may select during the Accumulation Period may be limited, as set forth on your application. Additionally, some Contracts provide that no more than ten investment choices may be selected at any given time. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are currently not available during the Annuity Period; however, they may be available under some Annuity Options beginning later in 1996. (See "Annuity Period--Annuity Options.")

DOLLAR COST AVERAGING PROGRAM

    You may establish automated transfers of Funds from one Subaccount to another Subaccount on a monthly basis through the Company's Dollar Cost Averaging Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the Inquiries section of the prospectus summary which describes how you can obtain further information.

--------------------------------------------------------------------------------

                                  WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    All or a portion of the Contract Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

    Withdrawals may be requested in one of the following forms:

-FULL WITHDRAWAL OF THE CONTRACT: The amount paid for a full withdrawal will be the Contract Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix III), the Guaranteed Interest Account and the Fixed Account, minus any applicable deferred sales charge. See Appendix IV for a discussion of withdrawals from the Fixed Account with Market Value Adjustment.

-PARTIAL WITHDRAWALS (Percentage): The amount paid will be the percentage of the Contract Value requested minus any applicable deferred sales charge.

-PARTIAL WITHDRAWAL (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Contract will equal the amount requested plus any applicable deferred sales charge.

    For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Subaccounts or Credited Interest Options in which your Purchase Payments are allocated, unless you request otherwise in writing. All amounts paid will be based on the Contract Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

REINVESTMENT PRIVILEGE

    You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Contract within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Contract for the amount reinvested, as well as any applicable maintenance fee and any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Contract based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. For a discussion of amounts withdrawn from GIA and GAA and then reinvested see Appendices I and III, respectively. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                         ADDITIONAL WITHDRAWAL OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Additional Withdrawal Options"). To exercise these options, your Contract Value must meet the minimum dollar amounts and age criteria applicable to that option.

    The Additional Withdrawal Options currently available under the Contract include the following:

-SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your Contract based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. The first distribution may not be made before you attain age 59 1/2.

-ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2, and pays you that amount once a year. (See "Tax Status.")

    Other Additional Withdrawal Options may be added from time to time. Additional information relating to any

--------------------------------------------------------------------------------
of  the  Additional  Withdrawal  Options   may  be  obtained  from  your   local
representative or from the Company at its Home Office.

    If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Contract Value will continue to be subject to the charges and deductions described in this Prospectus.

    Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again nor may any other Additional Withdrawal Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Contract provides that a death benefit is payable to the Beneficiary(ies) upon your death before the Annuity Date. The amount of the death benefit will be equal to the Contract Value. Death benefit proceeds may be paid to the Beneficiary:

- in a lump sum;

- in accordance with any of the Annuity Options available under the Contract; or

- under any Additional Withdrawal Options available under the Contract (if the Beneficiary is your spouse).

    The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

- to leave the Contract Value invested in the Contract; or

- to leave the Contract Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

    When paying the Beneficiary, we will determine the Contract Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death.

    The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70 1/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                 ANNUITY PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY PERIOD ELECTIONS

    The Code generally requires that minimum annual distributions of the Contract Value must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

    At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

- the date on which you would like to start receiving Annuity payments;

- the Annuity Option under which you want your payments to be calculated and paid;

- whether the payments are to be made monthly, quarterly, semi-annually or annually; and

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                                       9

- the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available; however, additional Subaccounts may be available under some Annuity Options in the future. (See "Annuity Options" below.)

    Annuity Payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Contract will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed, nor may transfers currently be made among the investment option(s) selected. (See "Annuity Options" below for more information about transfers during the Annuity Period.)

ANNUITY OPTIONS

    You may choose one of the following Annuity Options:

LIFETIME ANNUITY OPTIONS:

-OPTION 1--Life Annuity.--An Annuity with payments ending on the Annuitant's death.

-OPTION 2--Life Annuity with Guaranteed Payments-- An Annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

-OPTION 3--Life Income based Upon the Lives of Two Payees--An Annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66 2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

-OPTION 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

    If Option 1 or 3 is elected, it is possible that only one Annuity payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

NONLIFETIME ANNUITY OPTIONS:

-OPTION 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

    An Annuity may be selected on a fixed or variable basis and payments may be made for the number of years specified in your Contract: 3-30 years for 1992 Contracts, 5-30 years for 1994 Contracts. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before five years of payments for 1994 Contracts, or 3 years of payments for 1992 Contracts, have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

    We may also offer additional Annuity Options under your Contract from time to time. Beginning in May 1996, the Company expects to offer additional Annuity Options and enhanced versions of the Annuity Options listed above. These additional Annuity Options and enhanced versions of the existing options will have additional Subaccounts available and will allow transfers between Subaccounts during the Annuity Period. (Additional Subaccounts and transfer capability are expected during the second half of 1996.) Such additional or enhanced options will be made available by an endorsement to the Contract, which will include the guaranteed annuity payout rates and other terms applicable to such options. (Depending on which guaranteed payout rates apply to the existing options, guaranteed payout rates for the new and enhanced options will be the same or lower.) Please refer to the Contract, or call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. It is not expected that these additional or enhanced options will be made available to those who have already commenced receiving Annuity Payments.

ANNUITY PAYMENTS

    DATE PAYOUTS START. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the

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                                       10

Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period greater than the joint life expectancies of the Annuitant and Beneficiary.

    AMOUNT OF EACH ANNUITY PAYMENT. The amount of each payment depends on how you allocate your Contract Value between fixed and variable payouts. No election may be made that would result in a first Annuity payment of less than $50 or total yearly Annuity payments of less than $250 for 1994 Contracts, and a first Annuity payment of less than $20 or total yearly Annuity payments of less than $100 for 1992 Contracts. If your Contract Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

    If Annuity payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3 1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

    We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

    If an Annuitant dies after Annuity payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

    If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

    If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid in a lump-sum to the Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

    If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

    Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                   TAX STATUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INTRODUCTION

    The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Annuitant or Beneficiary

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                                       11
may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

    The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

    The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

    IN GENERAL. The Contract is designed for use with retirement plans qualified under Sections 408(b) or 408(k) of the Code. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan.

    The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "Individual Retirement Account" (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and make contributions to an IRA on behalf of their employees. The sale of a Contract for use with an IRA requires special disclosure mandated by the Internal Revenue Code, and purchasers of an IRA Contract will be provided with supplemental information as required by the Code. (See Appendix V.) Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued as an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract as an IRA.

    TAXATION OF  DISTRIBUTIONS.   All distributions  will be  taxed as  ordinary
income unless nondeductible contributions were made to the IRA or the distribution is "rolled over" to another retirement plan in accordance with the terms of the Code. If amounts are withdrawn before age 59 1/2, the payment is subject to a 10% penalty unless the payment is due to disability, is rolled over to another IRA or is part of a series of payments over your (or your beneficiary's) life or life expectancy. Distributions are generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not have tax withheld from distributions.

    In general, payments received by your beneficiaries after your death are taxed in the same manner as if you have received those payments, except that a limited death benefit exclusion may apply.

    The Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless made when (a) you have attained age 59 1/2, (b) you have become disabled as defined by the Code, (c) the distribution amount is rolled over in accordance with the terms of the Code, or (d) paid in a series of substantially equal periodic payments. The Code may impose other penalty taxes in other circumstances.

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                                       12

    This Contract has been approved by the IRS as a prototype IRA. The IRS approval, however, only pertains to whether the Contract meets the Code requirements for IRAs and is not a determination of the merits of the Contract.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DISTRIBUTION

    The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Contract Holders in connection with their Contract.

    PAYMENT OF COMMISSIONS. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under a Contract. The percentage amount will range from 2% to 4% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Contract are set forth in your application. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

DELAY OR SUSPENSION OF PAYMENTS

    The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or is not reasonably practicable for the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

    From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge.) "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

    The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

    In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special

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                                       13
meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

    Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes for which each person may give direction will be determined as of the record date set by the Fund.

    The number of votes that you may cast during the Accumulation Period is equal to the portion of the Contract Value allocated to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

MODIFICATION OF THE CONTRACT

    The Company may modify the Contract when it deems an amendment appropriate, by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the Contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

    The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

                                CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below.

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Performance Data
    General
    Average Annual Total Return Quotations
Annuity Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of Aetna Life Insurance and Annuity Company

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                                       14

                                   APPENDIX I
                          GUARANTEED INTEREST ACCOUNT
      (AVAILABLE IN ALL STATES EXCEPT WASHINGTON, NEW YORK AND NEW JERSEY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE GUARANTEED INTEREST ACCOUNT ("GIA") IS AN INVESTMENT OPTION AVAILABLE DURING THE ACCUMULATION PERIOD. AMOUNTS ALLOCATED TO GIA ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN GIA HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THIS PROSPECTUS REGARDING GIA, MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND
COMPLETENESS OF SUCH STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE GUARANTEED INTEREST ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

    GIA is a Credited Interest Option under which we guarantee stipulated rates of interest for stated periods of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time.

    During a stated period of time, amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

    As long as amounts are not withdrawn before the end of a stated term, we will pay the guaranteed rate of interest. If amounts are withdrawn or transferred before the end of a stated period of time, we will pay a reduced rate of interest, but never less than the minimum stated in the Contract.

    As a Guaranteed Term matures, assets accumulating under GIA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or tax liabilities.

MORTALITY AND EXPENSE RISK CHARGES

    We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

TRANSFERS

    Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a Guaranteed Term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

    By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the Subaccounts currently available during the Annuity Period to provide variable Annuity payments. GIA cannot be used as an investment option during the Annuity Period.

REINVESTMENT PRIVILEGE

    Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

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                                       16

                                  APPENDIX II
                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED ACCOUNT. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS GENERAL INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THE PROSPECTUS REGARDING THE FIXED ACCOUNT, MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF SUCH STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

    The Fixed Account guarantees the minimum interest rate specified in the Contract. These minimum interest rates cannot be changed by the Company;
however, the Company may credit a higher interest rate from time to time. Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

    Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Contract Values and promising a minimum interest rate and Annuity Payment. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

    Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value for a period of up to six months, or as provided by federal law. The Fixed Account withdrawal value may be paid in equal payments, with interest, over a period not to exceed 60 months when:

(a) the amount held in the Fixed Account under this Contract exceeds $100,000 ($250,000 on 1992 Contracts) on the day prior to the current withdrawal; and

(b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

    Interest rates, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

TRANSFERS AMONG INVESTMENT OPTIONS

    Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Additionally, any remaining balance in the Fixed Account under the Contract may be transferred by you in its entirety to any other investment option(s) if:

(a) the Current Value in the Fixed Account is $2,000 or less; or
(b) the maximum percentage allowed was transferred from the Fixed Account in each of the four consecutive calendar years and no additional Net Purchase Payment(s) have been allocated to the Fixed Account during that same time period.

    By notifying us at our Home Office at least 30 days before Annuity Payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

--------------------------------------------------------------------------------

                                  APPENDIX III
                        GUARANTEED ACCUMULATION ACCOUNT
                           (OFFERED IN NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE GUARANTEED ACCUMULATION ACCOUNT ("GAA") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD. AMOUNTS ALLOCATED TO GAA ARE HELD IN A NONINSULATED, NONUNITIZED SEPARATE ACCOUNT. THIS APPENDIX IS A SUMMARY OF GAA AND IS NOT INTENDED TO REPLACE THE GAA PROSPECTUS. YOU SHOULD READ THE ACCOMPANYING GAA PROSPECTUS CAREFULLY BEFORE INVESTING.

    GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. This option guarantees the minimum interest rate specified in the Contract. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

    During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms greater than three years but no more than ten years.

    Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount which is less than the amount paid into GAA.

    As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties.

TRANSFERS

    Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

    By notifying us at least 30 days prior to the Annuity Date, you may elect a Variable Annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

REINVESTMENT PRIVILEGE

    If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

--------------------------------------------------------------------------------

                                  APPENDIX IV
                   FIXED ACCOUNT WITH MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE FIXED ACCOUNT WITH MARKET VALUE ADJUSTMENT ("MVA FIXED ACCOUNT") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD. AMOUNTS ALLOCATED TO THE MVA FIXED ACCOUNT ARE HELD IN A NONINSULATED, NONUNITIZED SEPARATE ACCOUNT. THIS APPENDIX IS A SUMMARY OF THE MVA FIXED ACCOUNT AND IS NOT INTENDED TO REPLACE THE MVA FIXED ACCOUNT PROSPECTUS. YOU SHOULD READ THE MVA FIXED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING.

                               [TO BE DEVELOPED]

--------------------------------------------------------------------------------

                                   APPENDIX V
                      FEDERAL INCOME TAX SUMMARY FOR IRAS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    This notice summarizes the federal income tax rules that apply to individual retirement annuity (IRA) contracts. Please remember that this information is subject to change at any time, special rules apply to many of the items summarized here and Aetna Life Insurance and Annuity Company (ALIAC) is not allowed to give you tax advice.

    For more information about federal income taxes and how they affect your IRA we suggest that you call the IRS (at the IRS Tax Forms number in your phone book) and ask for Publication 590 each year. This free publication will give you current information about the federal income tax aspects of payments to and from your IRA. You can also call your local IRS district office for general information.

    For specific advice about your income and estate taxes you should contact a qualified tax specialist.

REVOCATION

    Federal tax regulations allow you to revoke the Contract within 7 days from when you receive it and have your contributions returned to you. If you want to revoke your contract within this time period, you may call ALIAC at 1-800-531-4547 or write to Aetna Life Insurance and Annuity Company, 151 Farmington Avenue, Hartford, Connecticut 06156-1258, Attention: IRA Customer Service.

STATUTORY REQUIREMENTS

    The Contract is an  individual retirement annuity  contract as described  in section 408(b) of the Internal Revenue Code. The Contract can be used for tax deduction purposes as an IRA and to accept contributions made under a simplified employee pension (SEP) plan. The money in your IRA is always fully vested, the Contract may not be transferred to anyone, you may not borrow money from it and you have full flexibility in making contributions. The Contract has been approved by the Internal Revenue Service as a prototype IRA. However, IRS approval only means that the Contract meets the federal tax requirements for an IRA and is not a determination of the merits of the Contract.

CONTRIBUTION AND FEDERAL INCOME TAX DEDUCTION LIMITS

    As long as you have compensation for the year and will not be 70 1/2 years old or later during any part of the year, you may contribute up to the lesser of $2,000 or your taxable compensation to this or any other IRA each year. (You can set up another IRA for your non-working spouse and contribute as much as $2,250 in total, but no more than $2,000 to either IRA.) Contributions must be in the form of money (check or money order). You can't contribute stock or other property to the Contract.

    Contributions for a year can be made up to the due date for filing your federal tax return for that year, not including extensions. If you contribute an amount between January 1 and April 15 of any year, you must tell ALIAC which year the contribution is for. If you do not say otherwise, ALIAC must report the contribution to the IRS on behalf of the year in which it is received.

    Generally, you may take a deduction for the contributions you make to your IRA. However, if you or your spouse is covered by an employer retirement plan, you ability to deduct IRA contributions will depend on your income and filing status. IRS Publication 590 includes worksheets to help you figure the amount of your deductible contributions.

    If you cannot deduct any part of your contribution, you can still make the contributions on a nondeductible basis. But you will have to keep separate records if you make any nondeductible IRA contributions. ALIAC does not keep such records on your behalf.

    If you contribute more than the allowable limit for the year or make any contribution for the year in which you reach age 70 1/2 or any later year, you are subject to a penalty tax of 6% on the over-contributions for the year contributed and each following year that the excess contributions remain in the IRA. To avoid the penalty tax, you must withdraw the excess contributions and their earnings by the due date of your tax return for that year (including extensions). You can also withdraw any deductible or nondeductible contributions and earnings by such a date.

--------------------------------------------------------------------------------

    Special contribution and deduction rules apply if your IRA is used as part of a SEP. Since a SEP is an employer-sponsored retirement arrangement, the maximum deductible contribution is the lesser of $30,000 or 15% of your compensation for the year.

TAX STATUS OF CONTRACT EARNINGS

    Unless you engage in a prohibited transaction, the earnings in your IRA are not taxable until you receive them. But if you use the IRA to secure a loan or engage in any other prohibited transaction, the value of the IRA will lose its tax privileges and become taxable income for that year. In that case, you will owe regular taxes plus penalties on the amount involved in the prohibited transaction.

DISTRIBUTIONS FROM YOUR IRA

    You can withdraw funds from your IRA any time subject to the terms of the Contract. Unless you have any nondeductible contributions in your IRA and records to back them up, all payments are subject to regular income tax in the year received. If you withdraw funds before age 59 1/2, the payment is also subject to a 10% penalty tax unless the payment is due to your disability as defined in the Code, rolled-over to another IRA or is part of a series of payments over your (or you and your Beneficiary's) life or life expectancy. There is no "averaging" or other special tax treatment available for payments from your IRA. And if the total retirement-type payments made to you in a given year exceed certain levels set by the Internal Revenue Code, you may owe an excise tax as well.

    You must start receiving "minimum distributions" once you reach age 70 1/2. These payments must start no later than the April 1st of the year after you reach age 70 1/2. Special rules are used to calculate the minimum distribution but such payment is roughly equivalent to the amount determined by dividing your IRA account balance by factors for your estimated life expectancy as set forth by the Code. If you do not take the minimum distribution once you reach age 70 1/2, you are subject to an excise tax of 50% of the funds you should have received but did not.

ROLLOVERS

    You can roll-over funds from another IRA to this IRA or from this IRA to another IRA and defer paying federal income taxes on such distributions. However, rollovers must be completed within 60 days of receipt of funds and funds rolled over may not be re-rolled to another IRA for 12 months.

SPECIAL FORMS TO FILE

    If you make any nondeductible contributions to the IRA, you will have to file IRS Form 8606 for such year and in the year in which you receive payments from the IRA (to calculate the amount of such previously taxed funds being withdrawn as part of the distribution).

    If any excess contributions are made, you engage in a prohibited transaction, have an "excess distribution" or do not receive any minimum required distributions, you must file IRS Form 5329 to pay the applicable excise and penalty taxes. ALIAC does not prepare or file these forms on your behalf.

--------------------------------------------------------------------------------

                       PLEASE ATTACH TO YOUR APPLICATION
--------------------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C INDIVIDUAL VARIABLE ANNUITY CONTRACT PROSPECTUS DATED MAY 1, 1996 FOR INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS, AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

------- PLEASE SEND AN ACCOUNT C  STATEMENT OF ADDITIONAL INFORMATION (FORM  NO.
        75988(S)) DATED MAY 1, 1996.

--------------------------------------------------------------------------------

                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------

                                      DATE
75988-2 (5/96)

                          VARIABLE ANNUITY ACCOUNT C
                                     OF
                   AETNA LIFE INSURANCE AND ANNUITY COMPANY

           STATEMENT OF ADDITIONAL INFORMATION DATED  MAY 1, 1996

Individual Variable Annuity Contracts for Individual Retirement Annuities under Section 408(b) and Simplified Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1996.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                   Aetna Life Insurance and Annuity Company
                              Customer Service
                            151 Farmington Avenue
                         Hartford, Connecticut  06156
                               1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                              TABLE OF CONTENTS

                                                                           PAGE

General Information and History..............................................2
Variable Annuity Account C...................................................2
Offering and Purchase of Contracts...........................................3
Performance Data.............................................................3
  General....................................................................3
  Average Annual Total Return Quotations.....................................4
Annuity Payments.............................................................5
Sales Material and Advertising...............................................6
Independent Auditors.........................................................7
Financial Statements of the Separate Account...............................S-1
Financial Statements of Aetna Life Insurance and Annuity Company...........F-1

                        GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1995, the Company managed over $___ billion of assets, and as of December 31, 1994, it ranked among the top 2% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                          VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts. The Funds currently available under the Contract are as follows:


        Aetna Variable Fund                        Fidelity VIP Overseas Portfolio
        Aetna Income Shares                        Fidelity VIP II Contrafund Portfolio
        Aetna Variable Encore Fund                 Janus Aspen Aggressive Growth Portfolio
        Aetna Investment Advisers Fund, Inc.       Janus Aspen Balanced Portfolio
        Aetna Ascent Variable Portfolio            Janus Aspen Growth Portfolio
        Aetna Crossroads Variable Portfolio        Janus Aspen Short-Term Bond Portfolio
        Aetna Legacy Variable Portfolio            Janus Aspen Worldwide Growth Portfolio
        Alger American Growth Portfolio            Scudder International Portfolio
        Alger American Small Cap Portfolio         TCI Growth
        Fidelity VIP Equity-Income Portfolio
        Fidelity VIP Growth Portfolio

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                      OFFERING AND PURCHASE OF CONTRACTS

The Company is both the Depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the section titled "Purchase" and "Contract Valuation."

                               PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, three, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). For the standardized figures, Table One reflects the deferred sales charge schedules shown in Schedule B of the Prospectus, and Table Two reflects the schedule shown in Schedule C of the Prospectus. These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to the date on which such Fund became available under the Contract. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Contract Value upon redemption may be more or less than your original cost.

  AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the variable options under the Contract. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                  TABLE ONE
               CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE B


                                                                                                          FUND
                                                                                                       INCEPTION
                                              STANDARDIZED                  NON-STANDARDIZED              DATE
                                       -------------------------------------------------------------------------
SUBACCOUNT                             1 Year  5 Years  10 Years   1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                     04/30/75
----------------------------------------------------------------------------------------------------------------
Aetna Income Shares                                                                                     06/01/78
----------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund                                                                              09/01/75
----------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.                                                                    06/23/89
----------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio                                                                         07/03/95
----------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio                                                                     07/03/95
----------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio                                                                         07/03/95
----------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                                         01/08/89
----------------------------------------------------------------------------------------------------------------
Alger American Small Cap Portfolio                                                                      09/21/88
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund Portfolio                                                                           01/03/95
----------------------------------------------------------------------------------------------------------------

                                                                                                          FUND
                                                                                                       INCEPTION
                                              STANDARDIZED                  NON-STANDARDIZED              DATE
                                       -------------------------------------------------------------------------
SUBACCOUNT                             1 Year  5 Years  10 Years   1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio                                                                        10/22/86
----------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio                                                                               11/07/86
----------------------------------------------------------------------------------------------------------------
Fidelity Overseas Portfolio                                                                             02/13/87
----------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                 09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                          09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                            09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                                                                   09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                  09/13/93
----------------------------------------------------------------------------------------------------------------
Scudder International Portfolio                                                                         04/30/87
----------------------------------------------------------------------------------------------------------------
TCI Growth                                                                                              11/20/87
----------------------------------------------------------------------------------------------------------------

                                  TABLE TWO
             CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE C


                                                                                                          FUND
                                                                                                       INCEPTION
                                              STANDARDIZED                  NON-STANDARDIZED              DATE
                                       -------------------------------------------------------------------------
SUBACCOUNT                             1 Year  5 Years  10 Years   1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                     04/30/75
----------------------------------------------------------------------------------------------------------------
Aetna Income Shares                                                                                     06/01/78
----------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund                                                                              09/01/75
----------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.                                                                    06/23/89
----------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio                                                                         07/03/95
----------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio                                                                     07/03/95
----------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio                                                                         07/03/95
----------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                                         01/08/89
----------------------------------------------------------------------------------------------------------------
Alger American Small Cap Portfolio                                                                      09/21/88
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund Portfolio                                                                           01/03/95
----------------------------------------------------------------------------------------------------------------

                                                                                                          FUND
                                                                                                       INCEPTION
                                              STANDARDIZED                  NON-STANDARDIZED              DATE
                                       -------------------------------------------------------------------------
SUBACCOUNT                             1 Year  5 Years  10 Years   1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio                                                                        10/22/86
----------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio                                                                               11/07/86
----------------------------------------------------------------------------------------------------------------
Fidelity Overseas Portfolio                                                                             02/13/87
----------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                 09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                          09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                            09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                                                                   09/13/93
----------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                  09/13/93
----------------------------------------------------------------------------------------------------------------
Scudder International Portfolio                                                                         04/30/87
----------------------------------------------------------------------------------------------------------------
TCI Growth                                                                                              11/20/87
----------------------------------------------------------------------------------------------------------------


                               ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Contract or Individual Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where
(a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:

Assume that, at the date Annuity payments are to commence, there are 3,000 Accumulation Units credited under a particular Contract or Individual Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is
1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                        SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and Certificates of Deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Fund being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as

Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                             INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                             FINANCIAL STATEMENTS


                          VARIABLE ANNUITY ACCOUNT C


                                    INDEX


Independent Auditors' Report...................................... S-2
Statement of Assets and Liabilities............................... S-3
Statement of Operations........................................... S-4
Statements of Changes in Net Assets............................... S-5
Notes to Financial Statements..................................... S-6



                 FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT
                    AND INSURANCE COMPANY WILL BE PROVIDED
                   IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT

                           STATEMENT OF ADDITIONAL INFORMATION



                               VARIABLE ANNUITY ACCOUNT C




                               VARIABLE ANNUITY CONTRACTS

                                       ISSUED BY

                         AETNA LIFE INSURANCE AND ANNUITY COMPANY



Form No. 75988(S)-2                                         ALIAC Ed. May 1996

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
     (a)  Financial Statements:*
          (1)     Included in Part A:
                  Condensed Financial Information
          (2)     Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -    Independent Auditors' Report
                  -    Statement of Assets and Liabilities as of December 31,
                       1995
                  -    Statement of Operations for the year ended December 31,
                       1995
                  - Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994
                  -    Notes to Financial Statements
                  Financial Statements of the Depositor:
                  -    Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
                  -    Consolidated Balance Sheets as of December 31, 1995 and
                       1994
                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1995, 1994 and 1993
                  - Consolidated Statements of Cash Flows for the years ended December 31, 1995, 1994 and 1993
                  -    Notes to Consolidated Financial Statements

     (b)  Exhibits
          (1)     Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
          (2)     Not applicable
          (3.1)   Form of Broker-Dealer Agreement(2)
          (3.2)   Alternative Form of Wholesaling Agreement and related Selling
                  Agreement(2)
          (4.1)   Form of Variable Annuity Contract (IRA-CDA-IC)(3)
          (4.2)   Form of Variable Annuity Contract (IP-CDA-IB)*
          (5.1)   Form of Variable Annuity Contract Application (304.00.1A)(3)
          (5.2)   Form of Variable Annuity Contract Application (703.00.1A)(4)
          (6)     Certification of Incorporation and By-Laws of Depositor(5)
          (7)     Not applicable
          (8.1)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Alger American Fund and Fred Alger
                  Management, Inc. dated September 1, 1993(2)

          (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994(6)
          (8.3) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund II) dated February 1, 1994(6)
          (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994(7)
          (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(8)
          (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(8)
          (9)     Opinion of Counsel*
          (10.1)  Consent of Independent Auditors*
          (10.2)  Consent of Counsel*
          (11)    Not applicable
          (12)    Not applicable
          (13)    Computation of Performance Data*
          (14)    Financial Data Schedule*
          (15.1)  Powers of Attorney(9)
          (15.2)  Authorization for Signatures(10)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1986.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75996) filed on April 21, 1994.
3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75988) filed on February 27, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75972) filed on April 28, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on April 25, 1994.
7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75960) filed on August 9, 1994.
8. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.
9. The Power of Attorney for David E. Bushong, Acting Chief Financial Officer, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File

     No. 33-87932), as filed electronically, on September 18, 1995. The Powers of Attorney for all other signatories are incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically, on February 20, 1996.
10. Incorporated by Reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846) as filed electronically on August 6, 1995.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and Principal
          Business Address*             Positions and Offices with Depositor
          ----------------              ------------------------------------
          Daniel P. Kearney             Director and President

          Timothy A. Holt               Director

          Christopher J. Burns          Director and Senior Vice
                                        President

          Laura R. Estes                Director and Senior Vice
                                        President

          Gail P. Johnson               Director and Vice President

          John Y. Kim                   Director and Senior Vice
                                        President

          Shaun P. Mathews              Director and Senior Vice
                                        President

          Glen Salow                    Director and Vice President

          Creed R. Terry                Director and Vice President

          James C. Hamilton             Vice President and Treasurer

          David E. Bushong              Acting Chief Financial Officer

          Eugene M. Trovato             Vice President, Chief
                                        Accounting Officer and
                                        Corporate Controller

          Zoe Baird                     Senior Vice President and
                                        General Counsel

          Susan E. Schechter            Corporate Secretary and Counsel

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by references to Item 26 of Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically, on
February 20, 1996.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of December 31, 1995, there were 577,320 individuals holding interests in variable annuity contracts funded through Account C.

ITEM 28.  INDEMNIFICATION

     Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

     C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

     Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts), and Variable Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc. ALIAC is also the depositor of Variable Life Account B and Variable Annuity Accounts B and G.

     (b)  See Item 25 regarding the Depositor.

     (c)  Compensation as of December 31, 1995:



        (1)                         (2)                           (3)                     (4)                     (5)

 Name of                    Net Underwriting Discounts    Compensation
 Principal                  Discounts and                 on Redemption or          Brokerage
 Underwriter                Commissions                   Annuitization             Commissions           Compensation*
 -----------                -----------                   -------------             -----------           -------------
 Aetna Life Insurance and
 Annuity Company                                            $    **                                         $    **

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Account C.

**   To be updated by amendment.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All records concerning contract owners of Variable Annuity Account C are located at the home office of the Depositor as follows:

                    Aetna Life Insurance and Annuity Company
                    151 Farmington Avenue
                    Hartford, Connecticut  06156

ITEM 31.  MANAGEMENT SERVICES

     Not applicable

ITEM 32.  UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-4 (File No. 33-75988) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 22nd day of February, 1996.

                                       VARIABLE ANNUITY ACCOUNT C OF AETNA
                                       LIFE INSURANCE AND ANNUITY COMPANY
                                         (REGISTRANT)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                         (DEPOSITOR)


                                  By:  Daniel P. Kearney*
                                       -----------------------------------------
                                       Daniel P. Kearney
                                       President


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 33-75988) has been signed by the following persons in the capacities and on the dates indicated.


Signature                 Title                                   Date
---------                 -----                                   ----

Daniel P. Kearney*        Director and President            )
--------------------
Daniel P. Kearney         (principal executive officer)     )
                                                            )
David E. Bushong*         Acting Chief Financial Officer    )   February
--------------------
David E. Bushong                                            )   22, 1996
                                                            )
Eugene M. Trovato*        Vice President, Chief Accounting  )
--------------------
Eugene M. Trovato         Officer and                       )
                          Corporate Controller              )
                                                            )
Timothy A. Holt*          Director                          )
--------------------
Timothy A. Holt                                             )
                                                            )
Christopher J. Burns*     Director                          )
--------------------
Christopher J. Burns                                        )

Laura R. Estes*           Director                          )
--------------------
Laura R. Estes                                              )

Gail P. Johnson*          Director                          )
--------------------
Gail P. Johnson                                             )
                                                            )
John Y. Kim*              Director                          )
--------------------
John Y. Kim                                                 )
                                                            )
Shaun P. Mathews*         Director                          )
--------------------
Shaun P. Mathews                                            )
                                                            )
Glen Salow*               Director                          )
--------------------
Glen Salow                                                  )
                                                            )
Creed R. Terry*           Director                          )
--------------------
Creed R. Terry                                              )


By:  /s/ Julie E. Rockmore
     ---------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

     Exhibit No.    Exhibit                                      Page
     -----------    -------                                      ----
       99-B.1       Resolution of the Board of Directors of         *
                    Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C

       99-B.3.1     Form of Broker-Dealer Agreement                 *

       99-B.3.2     Alternative Form of Wholesaling Agreement       *
                    and related Selling Agreement

       99-B.4.1     Form of Variable Annuity Contract (IRA-CDA-     *
                    IC)

       99-B.4.2     Form of Variable Annuity Contract (IP-CDA-      **
                    IB)

       99-B.5.1     Form of Variable Annuity Contract               *
                    Application (304.00.1A)

       99-B.5.2     Form of Variable Annuity Contract               *
                    Application (703.00.1A)

       99-B.6       Certification of Incorporation and By-Laws      *
                    of Depositor

       99-B.8.1     Fund Participation Agreement between Aetna      *
                    Life Insurance and Annuity Company, Alger
                    American Fund and Fred Alger Management,
                    Inc. dated September 1, 1993

       99-B.8.2     Fund Participation Agreement between Aetna      *
                    Life Insurance and Annuity Company and
                    Fidelity Distributors Corporation (Variable
                    Insurance Products Fund) dated February 1,
                    1994

       99-B.8.3     Fund Participation Agreement between Aetna      *
                    Life Insurance and Annuity Company and
                    Fidelity Distributors Corporation (Variable
                    Insurance Products Fund II) dated February
                    1, 1994

       99-B.8.4     Fund Participation Agreement between Aetna      *
                    Life Insurance and Annuity Company and
                    Janus Aspen Series dated April 19, 1994 and amended June 15, 1994

     *Incorporated by reference
     **To be filed by amendment

     Exhibit No.    Exhibit                                       Page
     -----------    -------                                       ----
     99-B.8.5       Fund Participation Agreement between Aetna      *
                    Life Insurance and Annuity Company and
                    Scudder Variable Life Investment Fund dated
                    April 27, 1992 and amended February 19,
                    1993 and August 13, 1993

     99-B.8.6       Fund Participation Agreement between Aetna      *
                    Life Insurance and Annuity Company,
                    Investors Research Corporation and TCI
                    Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

     99-B.9         Opinion of Counsel                              **

     99-B.10.1      Consent of Independent Auditors                 **

     99-B.10.2      Consent of Counsel                              **

     99-B.13        Computation of Performance Data                 **

     99-B.15.1      Powers of Attorney                              *

     99-B.15.2      Authorization for Signatures                    *

     27             Financial Data Schedule                         **

     *Incorporated by reference
     **To be filed by amendment